Business Combinations - Summary of Assets Acquired and Liabilities Assumed Fiscal 2017 Acquisition (Details) - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2016	Feb. 28, 2015	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Business Acquisition [Line Items]
Goodwill			$ 31,516	$ 31,516	$ 30,551	$ 13,801
Fiscal 2017 Acquisition
Business Acquisition [Line Items]
Developed technology and other acquired intangible assets	$ 1,735
Estimated Useful Life	5 years
Goodwill	$ 965
Net assets acquired	$ 2,700
Xplain.io, Inc.
Business Acquisition [Line Items]
Developed technology and other acquired intangible assets		$ 1,764
Estimated Useful Life		5 years
Goodwill		$ 16,750
Net assets acquired		$ 19,695